Patents, net (Tables)	12 Months Ended
Jun. 30, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of patents

	Useful life	June 30, 2019	June 30, 2018

Purchased Patent Rights- Brilacidin, and related compounds	14	$4,082,000	$4,082,000
Purchased Patent Rights-Anti-microbial- surfactants and related compounds	12	144,000	144,000
Patents - Kevetrin and related compounds	17	1,118,000	1,219,000
		5,344,000	5,445,000
Less: Accumulated amortization for Brilacidin, Anti-microbial- surfactants and related compounds		(1,765,000)	(1,462,000)
Accumulated amortization for Patents-Kevetrin and related compounds		(237,000)	(203,000)
Total		$3,342,000	$3,780,000